Commitments and Contingencies - Summary of Commitments and Contingencies (Detail) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Commitments And Contingencies [Line Items]
Total		$ 3,222,000
2016		1,427,000
2017		466,000
2018		466,000
2019		433,000
2020		430,000
Thereafter		0
Management Fee [Member]
Commitments And Contingencies [Line Items]
Total		1,800,000
2016		360,000
2017		360,000
2018		360,000
2019		360,000
2020		360,000
Thereafter		0
ProstaScint Inventory Transfer [Member]
Commitments And Contingencies [Line Items]
Total	$ 500,000	500,000
2016		500,000
Thereafter		0
Sponsored Research Agreement with Related Party [Member]
Commitments And Contingencies [Line Items]
Total		350,000
2016		70,000
2017		70,000
2018		70,000
2019		70,000
2020		70,000
Thereafter		0
Clinical Research and Trial Obligations [Member]
Commitments And Contingencies [Line Items]
Total		329,000
2016		329,000
Thereafter		0
Manufacturing [Member]
Commitments And Contingencies [Line Items]
Total		133,000
2016		133,000
Thereafter		0
Office Lease [Member]
Commitments And Contingencies [Line Items]
Total		110,000
2016		35,000
2017		36,000
2018		36,000
2019		3,000
Thereafter		$ 0